Derivatives - Hedge ineffectiveness recognised (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives
(Losses)/gains on the hedged items attributable to the hedged risk	£ (48)	£ 1,146	£ 110
Gains/(losses) on the hedging instruments	78	(1,117)	(39)
Fair value hedging ineffectiveness	30	29	71
Cash flow hedging ineffectiveness	9	£ (29)	(23)
Total gain (loss) on hedge ineffectiveness	£ 39		£ 48
Forecast receivable hedged cash flow (in years)	5 years	5 years
Forecast payable hedged cash flow (in years)	10 years	10 years